Movement in Allowance for Doubtful Accounts (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Allowance for Doubtful Accounts
Balance as of January 1	$ 953	5,768	5,806	2,223
Amounts charged to (credited against) costs and expenses	6,284	38,046	(38)	3,583
Balance as of December 31	$ 7,237	43,814	5,768	5,806